Long-Term Investments - Schedule of Long-Term Investment (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net		$ 28,741	$ 790,250
Equity Method Investments, net
Equity Method Investments, net		1,878,465	2,258,754
Braingenesis Biotechnology Co., Ltd. [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net		7,014	6,727
Genepharm Biotech Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net		21,727	20,540
ForSeeCon Eye Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	[1]
BioHopeKing Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	[2]		762,983
BioFirst Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net	[3]	1,298,038	1,468,504
Rgene Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net	[4]	551,686
BioLite Japan K.K. (BioLite JP) [Member]
Equity Method Investments, net
Equity Method Investments, net	[5]
OncoX BioPharma, Inc. [Member]
Equity Method Investments, net
Equity Method Investments, net	[6]

[1]	ForSeeCon Eye Corporation (FEYE) FEYE is a private company registered in the British Virgin Islands, focusing on the field of diagnosis and treatment of eye disorders, with its main product of Vitargus. The Company granted FEYE certain licensed products in exchange of FEYE ownership. See Note 4 for detail of such transactions.
[2]	BioHopeKing Corporation (BHK) As discussed in Note 4 with our collaborative relationship with BHK, the Company has evaluated the progress of BHK’s development and determined that the decline in fair value is other-than temporary based on BHK’s deteriorating financial condition. As a result, the Company fully reduced the fair value of the investment on the book in the amount of NTD 25,015,830 (approximately $803,008).
[3]	BioFirst Corporation (the “BioFirst”): The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2025 and 2024, the Company owns 18.68% and 18.68% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional shares to be issued by BioFirst in the aggregate amount of $2,688,578, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this investment. The initial prepayment was $1,895,556, which is a portion of the prepayment as of December 31, 2022, and was converted into 994,450 shares of BioFirst stock. As of December 31, 2025, the amount of prepayment for long-term investment in BioFirst was $1,124,842.
[4]	Rgene Corporation (the “Rgene”) As described in Note 4, the Company acquired 26.65% of Rgene’s outstanding common shares since 2018 through multiple collaborative agreements, and has been accounting this equity investment with equity method as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. Further, as disclosed in Note 10 Related Party Transactions, the Company entered a convertible loan agreement with Rgene in 2022 and has been working with Rgene to obtain approval for the Company to exercise the conversion from Department of Investment Review in Taiwan, a government agency reviews foreign investors conducting investment in Taiwan. In May 2024, the conversion request for the conversion was approved but the Company was not informed by Rgene until April 2025. The Company determined that the impact to the financial statements is immaterial and assumed the conversion was incurred on January 1, 2025. After the conversion, the Company owns 37% of outstanding shares of Rgene.
[5]	BioLite Japan K.K. (BioLite JP) In October 2021, the Company, Lucidaim Co., Ltd., a Japanese corporation (“Lucidaim,” together with the Company, the “Shareholders”), and BioLite Japan K.K., a Japanese corporation (“BioLite JP”) entered into a Joint Venture Agreement. BioLite JP is a private limited company incorporated on December 18, 2018. The business of the joint venture is the research and development of drugs, medical device and digital media, investment, fund running and consulting, distribution and marketing of supplements carried on by BioLite JP and its subsidiaries in Japan, or any other territory or businesses. At the date of the Agreement, BioLite JP has 10,000 ordinary shares authorized, with 3,049 ordinary shares issued and outstanding (the “Ordinary Shares”). Pursuant to the Agreement and the related share transfer agreement, Lucidaim shall own 1,555 Ordinary Shares (51%) and the Company shall own 1,494 Ordinary Shares (49%). The Company paid $150,000 towards the setup of the joint venture; BioLite Japan’s other shareholder also paid $150,000 after the Letter of Intent was signed. This prepayment is booked in prepayment for investment. As of December 31, 2025, the Company evaluated the investee’s business and financial conditions and determined to fully impair such prepayment.
[6]	OncoX BioPharma, Inc. (OncoX) OncoX is a private company registered in the British Virgin Islands, focusing on oncology trials and drug development across Asia-Pacific. The Company granted OncoX certain licensed products in exchange of OncoX’s ownership. See Note 4 for detail of such transactions.